Policyholder liabilities and unallocated surplus - Asia liabilities by geographic area (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Reinsurers' share of insurance contract liabilities	£ 11,144	£ 9,673
Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, excluding joint ventures and after deducting intra-group reinsurance liabilities	74,618	66,372
Reinsurers' share of insurance contract liabilities	2,777	1,960
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	71,841	64,412
Hong Kong | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	34,545	29,411
Indonesia | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	3,680	3,762
Malaysia | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	5,447	5,014
Singapore | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	18,154	17,432
Taiwan | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	4,203	3,729
Other operations | Asia insurance operations | Operating segments excluding intra-group amounts
Liabilities
Policyholder liabilities and unallocated surplus, net of reinsurance, excluding joint ventures	£ 5,812	£ 5,064